Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Schedule of Changes in the Carrying Value of Assets Held For Sale
The changes in the carrying value of assets held for sale are as follows:

	Japan	The Netherlands	Total
Balance January 1, 2013	5,721	277	5,998
Impairment	(796)	—	(796)
Reclassification to assets in use	(3,393)	—	(3,393)
Foreign currency translation effect	(1,071)	—	(1,071)
Balance December 31, 2013	461	277	738
Impairment	(12)	—	(12)
Reclassification to assets in use	—	—	—
Foreign currency translation effect	(2)	—	(2)
Balance December 31, 2014	447	277	724